Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
Note 16 – SUBSEQUENT EVENT
On July 13, 2020, the Company entered into the Settlement Agreement to settle all claims in connection with all pending litigation matters between the parties. The litigation was dismissed on July 23, 2020. (See Note 15)

NOTE 16 – SUBSEQUENT EVENTS
At-the-Market Offering
Subsequent to year end, on January 23, 2020, the Company sold 7,322 shares of Common Stock for $1.50 per share for gross proceeds of $11 in an at-the-market offering. The Company recorded $1 of deferred offering costs.
Subsequent to year end, on February 3, 2020, the Company sold 140,085 shares of Common Stock for $1.55 per share for gross proceeds of $217 in an at-the-market offering. The Company recorded $14 of deferred offering costs.
Subsequent to year-end on March 2, 2020, the Company entered into securities purchase agreements with a group of accredited investors. In the Private Placement, the Company issued 1,533,058 shares of Common Stock to the Investors, including four members of the Company’s board of directors, as part of the private placement, $825 of the outstanding principal amount of the Note was converted into 681,818 shares of Common Stock. The remaining 851,240 shares of Common Stock sold resulted in cash proceeds of $1,030. The closing of the Private Placement occurred on March 5, 2020.